Accumulated Other Comprehensive Income	9 Months Ended
Sep. 30, 2023
Statement of Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
Note 10: Accumulated other comprehensive income
Changes in accumulated other comprehensive income (AOCI) by component for the three and nine months ended September 30, 2023 and 2022 were as follows (in thousands):

Three months ended September 30, 2023	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at July 1, 2023	$19,444	$(1,540)	$17,904
Foreign currency translation loss, net of tax	(1,821)	—	(1,821)
Actuarial gain/(loss), net of tax	—	(48)	(48)

Balance as of September 30, 2023	$17,624	$(1,588)	$16,036

Three months ended September 30, 2022	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at July 1, 2022	$19,339	$(1,565)	$17,774
Foreign currency translation loss, net of tax	(6,115)	—	(6,115)
Actuarial gain/(loss), net of tax	—	102	102

Balance as of September 30, 2022	$13,224	$(1,463)	$11,761

Nine months ended September 30, 2023	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2023	$20,792	$(1,432)	$19,360
Foreign currency translation loss, net of tax	(3,168)	—	(3,168)
Actuarial gain/(loss), net of tax	—	(156)	(156)

Balance as of September 30, 2023	$17,624	$(1,588)	$16,036

Nine months ended September 30, 2022	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2022	$24,311	$(1,278)	$23,033
Foreign currency translation loss, net of tax	(11,087)	—	(11,087)
Actuarial gain/(loss), net of tax	—	(185)	(185)

Balance as of September 30, 2022	$13,224	$(1,463)	$11,761

We do not tax effect foreign currency translation gain/(loss) because we have determined such gain/(loss) is permanently reinvested and actuarial gain/(loss) is not tax effected due to a valuation allowance applied to our deferred tax assets.